Accruals	12 Months Ended
Jun. 30, 2026
Accruals [Abstract]
ACCRUALS

11. ACCRUALS

	June 30, 2026	June 30, 2025
	RM	RM

Accruals	485,591	533,170
	485,591	533,170

(a)	Accruals are classified as financial liabilities measured at amortized cost.

(b)	The maturity profile of the accruals of the Group at the end of the reporting period based on contractual undiscounted repayment obligations is repayable on demand or within one (1) year.